INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
The Company’s income tax provision consists of the following for the years ended December 31, 2023, 2022 and 2021:

Details	2023	2022	2021
Current tax expense:
Foreign	$13,374	$13,167	$13,504
Deferred tax expense (benefit):
Local	62,748	21,550	2,518
Foreign	(10,810)	(9,215)	(14,998)
Income tax expense, net	$65,312	$25,502	$1,024

Schedule of Profit (Loss) Before Taxes
Details	2023	2022	2021
Profit before taxes:
Local	$588,453	$295,438	$166,273
Foreign	(3,611)	(3,465)	(11,174)
Total profit before taxes	$584,842	$291,973	$155,099

Schedule of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of December 31, 2023 and 2022:

Details	2023	2022
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$9,889	$53,473
Employees compensation	7,853	7,670
Accruals and allowances	10,997	10,935
Research and development credit	24,677	21,340
Research and development - Section 174	19,582	11,748
Lease liabilities	12,199	14,642
Others	2,122	1,894
	87,319	121,702
Valuation allowance, see Note 19F below	(20,238)	(17,541)
Deferred tax assets	$67,081	$104,161
Deferred tax liabilities - long-term:
Depreciation and amortization	$(72,254)	$(81,929)
ROU - assets under operating leases	(1,609)	(2,027)
Others	(838)	77
Deferred tax liabilities	$(74,701)	$(83,879)

Presented in long term deferred tax assets	$1,810	$32,787
Presented in long term deferred tax liabilities	$(9,430)	$(12,505)

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Details	Unrecognized tax benefits
Balance as of January 1, 2023	$8,490
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	-
Balance as of December 31, 2023	$9,217

Details	Unrecognized tax benefits
Balance as of January 1, 2022	$7,763
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	-
Balance as of December 31, 2022	$8,490

Details	Unrecognized tax benefits
Balance as of January 1, 2021	$15,314
Additions for tax positions of current year	624
Reduction due to statute of limitations of prior years	(8,175)
Balance as of December 31, 2021	$7,763

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the statutory tax rate to the effective tax rate for the years ended December 31, 2023, 2022 and 2021:

Details	2023	2022	2021
Tax expense computed at statutory rates, see (*) below	$134,514	$67,154	$35,673
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(89,487)	(46,012)	(24,683)
Change in valuation allowance, see Note 19F below	2,697	5,911	899
Permanent differences and other, net	17,588	(1,551)	(10,865)
Income tax expense	$65,312	$25,502	$1,024

(*) The tax expense was computed based on the regular Israeli corporate tax rate of 23%.